Accounts Payable - Additional Information (Detail) - Trade Financing Arrangements [Member] - PHP (₱) ₱ in Millions	Feb. 29, 2024	Dec. 31, 2023
Accounts Payable [Line Items]
Trade payables		₱ 20,553
Events After Reporting Period [Member]
Accounts Payable [Line Items]
Trade payables	₱ 495